LONG-TERM DEBT	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
LONG-TERM DEBT

NOTE 6—LONG-TERM DEBT

2026 Notes

In December 2021, the Company issued an aggregate of $2,012.5 million principal amount of 1.25% convertible senior notes due in December 2026 (the “2026 notes”) in a private offering to qualified institutional buyers pursuant to Rule 144A under the Securities Act of 1933, as amended, at an issuance price equal to 99.5% of the principal amount of 2026 Notes. The 2026 Notes have been designated as green bonds, whose proceeds will be allocated in accordance with the Company’s green bond framework. The 2026 Notes were issued pursuant to and are governed by an indenture dated December 14, 2021, between the Company and U.S. Bank National Association as the trustee. The proceeds from the issuance of the 2026 Notes were $1,986.6 million, net of the issuance discount and debt issuance costs.

The 2026 Notes are unsecured obligations which bear regular interest at 1.25% per annum and will be payable semiannually in arrears on June 15 and December 15 of each year, beginning on June 15, 2022. The 2026 Notes will mature on December 15, 2026, unless repurchased, redeemed, or converted in accordance with their terms prior to such date. The 2026 Notes are convertible into cash, shares of our Class A common stock, or a combination of cash and shares of our Class A common stock, at the Company’s election, at an initial conversion rate of 18.2548 shares of Class A common stock per $1,000 principal amount of 2026 Notes, which is equivalent to an initial conversion price of approximately $54.78 per share of our Class A common stock. The conversion rate is subject to customary adjustments for certain dilutive events. The Company may redeem for cash all or any portion of the 2026 Notes, at the Company’s option, on or after December 20, 2024 if the last reported sale price of our Class A common stock has been at least 130% of the conversion price then in effect for at least 20 trading days at a redemption price equal to 100% of the principal amount of the 2026 Notes to be redeemed, plus accrued and unpaid interest up to the day before the redemption date. The holders may require the Company to repurchase the 2026 Notes upon the occurrence of certain fundamental change transactions at a redemption price equal to 100% of the principal amount of the 2026 Notes redeemed, plus accrued and unpaid interest up to the day before the redemption date.

Holders of the 2026 Notes may convert all or a portion of their 2026 Notes at their option prior to September 15, 2026, in multiples of $1,000 principal amounts, only under the following circumstances:

●	during any calendar quarter commencing after the quarter ending on March 31, 2022 (and only during such calendar quarter), if the Company’s common stock price exceeds 130% of the conversion price for at least 20 trading days during the 30 consecutive trading days at the end of the prior calendar quarter;
●	during the five consecutive business days immediately after any 10 consecutive trading day period in which the trading price per $1,000 principal amount of notes for each trading day of the measurement period was less than 98% of the product of the last reported sale price per share of our common stock on such trading day and the conversion rate on such trading day;
●	upon the occurrence of specified corporate events; or
●	if the Company calls any or all 2026 Notes for redemption, at any time prior to the close of business on the scheduled trading day immediately preceding the redemption date, but only with respect to the notes called for redemption.

On or after September 15, 2026, the 2026 Notes are convertible at any time until the close of business on the second scheduled trading day immediately preceding the maturity date. Holders of the 2026 Notes who convert the 2026 Notes in connection with a make-whole fundamental change, as defined in the indenture governing the 2026 Notes, or in connection with a redemption may be entitled to an increase in the conversion rate.

The Company accounted for the issuance of the 2026 Notes as a single liability measured at its amortized cost, as no other embedded features require bifurcation and recognition as derivatives. The following is a summary of the 2026 Notes as of December 31, 2021 (in millions):

				Fair Value
		Unamortized
		Debt Discounts
	Principal	and Issuance	Net Carrying
	Amount	Costs	Amount	Amount	Level
1.25% convertible senior notes due in December 2026	$2,012.5	$25.7	$1,986.8	$1,984.6	Level 2

Interest expense related to the 2026 Notes was $1.4 million, including less than $0.2 million attributable to the amortization of the debt discounts and debt issuance costs and $1.2 million in contractual interest for the year ended December 31, 2021. The effective interest rate for the convertible note is 1.5%.

The 2026 Notes were not eligible for conversion as of December 31, 2021. No sinking fund is provided for the 2026 Notes, which means that the Company is not required to redeem or retire them periodically.